Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
REVENUE		$ 10,629	$ 8,137	$ 511
COST OF REVENUE
GROSS PROFIT		10,629	8,137	511
OTHER INCOME			25,244
SELLING AND DISTRIBUTION EXPENSES
GENERAL AND ADMINISTRATIVE EXPENSES	(24,285)	(91)	(93,865)	(18,869)
PROFIT/(LOSS) BEFORE INCOME TAX	(24,285)	10,538	(60,484)	(18,358)
INCOME TAX PROVISION			(4,796)
NET PROFIT/(LOSS)	(24,285)	10,538	(65,280)	(18,358)
Other comprehensive loss:
- Foreign exchange translation adjustment	67	(200)	(401)	(11)
TOTAL COMPREHENSIVE PROFIT/(LOSS)	$ (24,218)	$ 10,338	$ (65,681)	$ (18,369)
Net Profit/(loss) per share, basic and diluted:	$ (0.0003)	$ 0.0003	$ (0.0008)	$ (0.18)
Weighted average number of common shares outstanding - Basic and diluted	86,623,800	38,779,942	60,055,028	100,000